Restatement note (Tables)	12 Months Ended
Jun. 30, 2026
Correction of prior period errors [Abstract]
Misalignment Error	The misalignment resulted in the following:

	SA Rand
Figures in million	At 30 June 2025	At 1 July 2024
Group balance sheet
Property, plant and equipment (Mining assets) overstated	636	500
Deferred tax assets understated	2	1
Retained earnings overstated	457	317
Deferred tax liabilities overstated	177	182

	SA Rand
Figures in million	2025	2024
Group income statement
Cost of Sales (Depreciation) understated	137	104
Gross profit, Operating profit and Profit before taxation overstated	137	104
Taxation (deferred tax expense) understated/(overstated)	3	(118)
Net profit understated/(overstated)	(140)	14
Basic and Diluted earnings per share understated/(overstated) (cents)	(23)	2

Constructive Obligation Error	This error had resulted in the following:

	SA Rand
Figures in million	At 30 June 2025	At 1 July 2024
Group balance sheet
Deferred tax assets understated	10	15
Retained earnings overstated	836	976
Deferred tax liabilities overstated	126	91
Trade and other payables understated	972	1 082

	SA Rand
Figures in million	2025	2024
Group income statement
Cost of Sales (Production costs) understated/(overstated)	(6)	72
Gross profit understated/(overstated)	6	(72)
Corporate, admin and other expenditure understated/(overstated)	(47)	299
Other operating expenses understated/(overstated)	(57)	57
Operating profit and Profit before taxation understated/(overstated)	110	(428)
Taxation (deferred tax expense) overstated	30	23
Net profit understated/(overstated)	140	(405)
Basic and Diluted earnings per share understated/(overstated) (cents)	23	(65)

Constructive Obligation Error - Income Statement Effect	The combined changes to the group income statement for the year ended 30 June 2025 and 30 June 2024 are as follows:

	SA Rand
	2025			2024
Figures in million	Reported	Restated	Adjustment	Reported	Restated	Adjustment
Cost of sales	(49 635)	(49 766)	(131)	(47 233)	(47 409)	(176)
Production cost	(43 155)	(43 149)	6	(38 923)	(38 995)	(72)
Amortisation and depreciation	(4 842)	(4 979)	(137)	(4 642)	(4 746)	(104)
Gross profit	24 261	24 130	(131)	14 146	13 970	(176)
Corporate, administration and other expenditure	(1 647)	(1 600)	47	(1 294)	(1 593)	(299)
Other operating expenses	(346)	(289)	57	(195)	(252)	(57)
Operating profit	20 357	20 330	(27)	11 676	11 144	(532)
Profit before taxation	21 206	21 179	(27)	11 770	11 238	(532)
Taxation	(6 658)	(6 631)	27	(3 082)	(2 941)	141
Net profit for the year	14 548	14 548	—	8 688	8 297	(391)
Attributable to:
Owners of the parent	14 384	14 384	—	8 587	8 196	(391)
Earnings per ordinary share (cents)
Basic earnings	2 313	2 313	—	1 386	1 323	(63)
Diluted earnings	2 288	2 288	—	1 364	1 302	(62)

Constructive Obligation Error - Balance Sheet Effect	The changes to the group balance sheet as at 1 July 2024 and 30 June 2025 are as follows:

	SA Rand
	At 30 June 2025			At 1 July 2024
Figures in million	Reported	Restated	Adjustment	Reported	Restated	Adjustment
Assets
Non-current assets
Property, plant and equipment	48 269	47 633	(636)	41 348	40 848	(500)
Deferred tax assets	114	126	12	140	156	16
Total non-current assets	56 197	55 573	(624)	48 963	48 479	(484)
Total assets	77 503	76 879	(624)	60 460	59 976	(484)
Equity and liabilities
Share capital and reserves
Attributable to equity holders of the parent company	48 235	46 942	(1 293)	40 774	39 481	(1 293)
Retained earnings	14 584	13 291	(1 293)	2 238	945	(1 293)
Total equity	48 512	47 219	(1 293)	40 949	39 656	(1 293)
Non-current liabilities
Deferred tax liabilities	4 475	4 172	(303)	2 951	2 678	(273)
Total non-current liabilities	16 603	16 300	(303)	12 152	11 879	(273)
Current liabilities
Trade and other payables	6 652	7 624	972	5 477	6 559	1 082
Total current liabilities	12 388	13 360	972	7 359	8 441	1 082
Total equity and liabilities	77 503	76 879	(624)	60 460	59 976	(484)